Significant accounting policies - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Sep. 20, 2018	Jun. 18, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]
Disclosure of significant accounting policies [line items]
Property lease additional terms	5 years
Non-current assets	€ 1,870,851			€ 1,483,801	€ 1,218,951
Current assets	391,703			218,270	263,714
Current liabilities	311,392			€ 344,909	€ 188,609
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | In accordance with IFRS 16 [member]
Disclosure of significant accounting policies [line items]
Non-current assets	420,000
Current assets	(20,000)
Financial liabilities	422,000
Current liabilities	€ (22,000)
Senior secured notes 4.75% due 2025 [member]
Disclosure of significant accounting policies [line items]
Borrowings interest rate	4.75%	4.75%	4.75%
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Target secured term of property lease contracts	20 years
Target initial lease term	10 years
Top of range [member]
Disclosure of significant accounting policies [line items]
Target secured term of property lease contracts	25 years
Target initial lease term	15 years
Big4 [member]
Disclosure of significant accounting policies [line items]
Percentage of revenue	65.00%
Big4 [member] | Bottom of range [member]
Disclosure of significant accounting policies [line items]
Percentage of capital expenditure	68.00%
Big4 [member] | Top of range [member]
Disclosure of significant accounting policies [line items]
Percentage of capital expenditure	71.00%

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.